10. INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes
INCOME TAXES

10. INCOME TAXES

Years ended December 31,	2017	2016	2015
Current tax expense	$111,510	$75,634	$111,579
Deferred tax (recovery) expense	(31,265)	8,272	(22,850)
Tax expense	$80,245	$83,906	$88,729

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

Year ended December 31,	2017	2016	2015
Income (loss) before tax	$585,298	$376,806	$(178,210)
Multiplied by the statutory income tax rates	26.60%	26.61%	26.53%
	155,689	100,268	(47,279)
Income tax recorded at rates different from the Canadian tax rate	309	(6,410)	1,887
Permanent differences	(46,383)	15,594	62,025
Effect on deferred tax balances due to changes in income tax rates	(2,120)	(140)	1,554
Effect of temporary differences not recognized as deferred tax assets	(25,789)	(27,286)	76,009
Previously unrecognized tax losses and credits	—	—	(4,392)
Other	(1,461)	1,880	(1,075)
Tax expense	$80,245	$83,906	$88,729
Effective income tax rate	13.71%	22.27%	(49.79)%

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2017	2016
Deferred tax assets
Foreign tax credits	$8,639	$11,447
Minimum tax credits	—	1,462
Financing charges	17,013	9,349
Deferred revenue	1,879	—
Loss carry forwards	52,911	23,873
Employee benefits	10,430	10,084
Other	13	250
Total deferred tax assets	$90,885	$56,465
Deferred tax liabilities
Capital assets	$(244,569)	$(271,442)
Intangibles	(241,731)	(238,908)
Finance charges	(17,889)	(9,943)
Unrealized foreign exchange gains	(27,193)	(2,327)
Deferred revenue	—	(2,234)
Total deferred tax liabilities	$(531,382)	$(524,854)
Deferred tax liabilities, net	$(440,497)	$(468,389)

Deferred tax assets of $4.6 million (December 31, 2016 — $2.8 million) on the balance sheet relate to the Brazil and United Kingdom tax jurisdictions.

Losses and tax credits

Foreign tax credit

The Company has $9.4 million of foreign tax credits which may only be used to offset taxes payable. The deferred tax assets not recognized in respect of these credits was $0.8 million. These credits will begin to expire in 2018.

Loss carry forwards

The Company has Canadian capital losses carried forward of $647.4 million, with no expiration date. Of this total, $208.9 million are considered more likely than not to be realized, resulting in a recognized deferred tax asset of $27.8 million.

The Company has tax losses carried forward of $2.6 million in Brazil. The Company also has tax losses in the United Kingdom of $142.5 million, principally related to accelerated asset depreciation that can be carried forward indefinitely.

Investments in subsidiaries

As at December 31, 2017, the Company had temporary differences of $1.7 million associated with investments in subsidiaries for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and it is not probable that these differences will reverse in the foreseeable future.